Note 16 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2015
Voyage And Vessel Operating Expenses [Abstract]
Voyage And Vessel Operating Expenses [Text Block]
16.	Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are as follows:

Voyage Expenses	Year Ended December 31,
	2013	2014	2015
Port charges	18	15	27
Bunkers	125	-	27
Commissions	520	98	316
Total	663	113	370

Vessel Operating Expenses	Year Ended December 31,
	2013	2014	2015
Crew wages and related costs	-	744	3,090
Insurance	47	52	268
Repairs and maintenance	689	106	297
Spares and consumable stores	-	247	1,109
Registration and tonnage taxes (Note 18)	9	(6)	25
Total	745	1,143	4,789

During 2013, the bareboat charterer of the M/V Evian failed to pay the operating expenses of the vessel, as per the bareboat charter party. Hence, the Company, in order to avoid the detention of M/V Evian, paid a portion of the operating expenses that the bareboat charterer incurred in 2013 relating mainly to repairs and maintenance expenses